OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 6:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Deferred charges and prepaid expenses	$298	$219
Other accounts receivable (*)	17	30

	$315	$249

(*)	Short term portion of Parkway's estimated future consideration (see Note 1e).